GOODWILL AND INTANGIBLE ASSETS (Schedule of Annual Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Year ending December 31
2020	$ 2,503
2021	2,297
2022	736
2023	84
2024	15
Net book value	5,635
Goodwill amount	$ 20,114	$ 20,114